UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8349

Name of Fund: MuniHoldings Florida Insured Fund, Inc.


Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Florida - 159.9%            $ 6,600   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)               $   7,017
                            -----------------------------------------------------------------------------------------------------
                              4,195   Beacon Tradeport Community Development District, Florida, Special Assessment
                                      Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)      4,473
                            -----------------------------------------------------------------------------------------------------
                              1,250   Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.80%
                                      due 3/01/2028 (d)(g)                                                                  1,263
                            -----------------------------------------------------------------------------------------------------
                                690   Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.55%
                                      due 3/01/2028 (d)(i)                                                                    705
                            -----------------------------------------------------------------------------------------------------
                              1,320   Clay County, Florida, School Board, COP (Master Lease Program), 5.75%
                                      due 7/01/2010 (b)(j)                                                                  1,450
                            -----------------------------------------------------------------------------------------------------
                              5,000   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
                                      AMT, 6.50% due 10/01/2025                                                             5,115
                            -----------------------------------------------------------------------------------------------------
                             20,575   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25%
                                      due 10/01/2021 (h)                                                                   21,364
                            -----------------------------------------------------------------------------------------------------
                             21,640   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25%
                                      due 10/01/2026 (h)                                                                   22,405
                            -----------------------------------------------------------------------------------------------------
                                340   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                                      (Multi-County Program), AMT, Series A, 6.30% due 10/01/2020 (b)(i)                      343
                            -----------------------------------------------------------------------------------------------------
                              1,280   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                                      (Multi-County Program), AMT, Series A, 6.375% due 10/01/2026 (b)(i)                   1,290
                            -----------------------------------------------------------------------------------------------------
                              1,835   Flagler County, Florida, Capital Improvement Revenue Bonds, 5%
                                      due 10/01/2035 (b)                                                                    1,898
                            -----------------------------------------------------------------------------------------------------
                              1,020   Flagler County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (c)            1,060
                            -----------------------------------------------------------------------------------------------------
                              2,205   Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%
                                      due 7/01/2014 (b)                                                                     2,281
                            -----------------------------------------------------------------------------------------------------
                             18,025   Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.90%
                                      due 7/01/2029 (b)                                                                    18,561
                            -----------------------------------------------------------------------------------------------------
                              1,230   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                                      Bonds, AMT, Series 4, 6.25% due 7/01/2022 (c)                                         1,268
                            -----------------------------------------------------------------------------------------------------
                              2,055   Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly
                                      Apartments), AMT, Series C-1, 6.30% due 7/01/2030 (c)                                 2,197
                            -----------------------------------------------------------------------------------------------------
                              1,285   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375%
                                      due 11/01/2025 (b)                                                                    1,372
                            -----------------------------------------------------------------------------------------------------
                              4,150   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375%
                                      due 11/01/2030 (b)                                                                    4,419
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDR             Industrial Development Revenue Bonds
M/F             Multi-Family
PCR             Pollution Control Revenue Bonds
RIB             Residual Interest Bonds
S/F             Single-Family

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $ 3,750   Florida State Board of Education, Capital Outlay, GO, Public Education,
                                      Refunding, Series D, 5.75% due 6/01/2022 (c)                                      $   4,125
                            -----------------------------------------------------------------------------------------------------
                              1,000   Florida State Board of Education, Capital Outlay, GO, Public Education,
                                      Series C, 5.75% due 6/01/2010 (h)(j)                                                  1,102
                            -----------------------------------------------------------------------------------------------------
                              6,600   Florida State Board of Education, Capital Outlay, GO, Public Education,
                                      Series C, 5.75% due 6/01/2010 (h)(j)                                                  7,275
                            -----------------------------------------------------------------------------------------------------
                             12,725   Florida State Board of Education, Lottery Revenue Bonds, DRIVERS,
                                      Series 222, 9.138% due 7/01/2017 (f)(h)                                              15,871
                            -----------------------------------------------------------------------------------------------------
                              2,200   Florida State Board of Regents, Housing Revenue Bonds (University of Central
                                      Florida), 5.25% due 10/01/2026 (h)                                                    2,334
                            -----------------------------------------------------------------------------------------------------
                              1,080   Florida State Board of Regents, Housing Revenue Bonds (University of
                                      Florida), 6% due 7/01/2010 (h)(j)                                                     1,202
                            -----------------------------------------------------------------------------------------------------
                              7,165   Florida State Board of Regents, University Systems Improvement Revenue Bonds,
                                      5.25% due 7/01/2007 (b)(j)                                                            7,446
                            -----------------------------------------------------------------------------------------------------
                              3,505   Florida State Department of General Services, Division Facilities Management
                                      Revenue Bonds (Florida Facilities Pool), Series A, 6% due 9/01/2010 (a)(j)            3,910
                            -----------------------------------------------------------------------------------------------------
                              2,350   Florida State Governmental Utility Authority, Utility Revenue Bonds (Citrus
                                      Utility System), 5.125% due 10/01/2033 (a)                                            2,440
                            -----------------------------------------------------------------------------------------------------
                              2,900   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                                      Utility System), 5.125% due 10/01/2033 (a)                                            3,011
                            -----------------------------------------------------------------------------------------------------
                             14,325   Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS,
                                      Series 218, 9.128% due 7/01/2029 (f)(h)                                              17,867
                            -----------------------------------------------------------------------------------------------------
                              7,135   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                      Bonds (Adventist Health System), Series A, 6% due 11/15/2031                          7,635
                            -----------------------------------------------------------------------------------------------------
                             11,415   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                      Refunding Bonds (Adventist Health System), Series B, 5% due 11/15/2030               11,504
                            -----------------------------------------------------------------------------------------------------
                              4,500   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                                      Project), 6.25% due 12/01/2034 (b)                                                    4,630
                            -----------------------------------------------------------------------------------------------------
                              6,600   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (b)(j)          7,025
                            -----------------------------------------------------------------------------------------------------
                             33,400   Hillsborough County, Florida, School Board, COP, 6% due 7/01/2009 (b)(j)             36,532
                            -----------------------------------------------------------------------------------------------------
                              1,300   Indian River County, Florida, Water and Sewer Revenue Refunding Bonds,
                                      Series A, 5.25% due 9/01/2018 (h)                                                     1,381
                            -----------------------------------------------------------------------------------------------------
                              1,800   Jacksonville, Florida, Economic Development Commission, Health Care
                                      Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50%
                                      due 11/15/2036 (b)                                                                    1,943
                            -----------------------------------------------------------------------------------------------------
                              7,305   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                                      Improvement Bonds, 5.25% due 10/01/2032 (h)                                           7,684
                            -----------------------------------------------------------------------------------------------------
                              1,130   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
                                      5.625% due 11/01/2010 (b)(j)                                                          1,220
                            -----------------------------------------------------------------------------------------------------
                              1,870   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
                                      5.625% due 11/01/2026 (b)                                                             1,981
                            -----------------------------------------------------------------------------------------------------
                              2,000   Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2016 (a)              2,176
                            -----------------------------------------------------------------------------------------------------
                              3,800   Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2018 (a)              4,127
                            -----------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $ 1,500   Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida
                                      Project), AMT, 6.35% due 8/01/2025 (a)                                            $   1,533
                            -----------------------------------------------------------------------------------------------------
                              9,963   Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 811-X, 8.65%
                                      due 10/01/2029 (c)(f)                                                                11,679
                            -----------------------------------------------------------------------------------------------------
                              1,000   Lee County, Florida, Airport Revenue Bonds, Series B, 5.75% due 10/01/2033 (c)        1,087
                            -----------------------------------------------------------------------------------------------------
                                150   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                                      AMT, Series A-1, 7.20% due 3/01/2033 (d)(g)                                             151
                            -----------------------------------------------------------------------------------------------------
                                740   Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                      Series A-2, 6.30% due 3/01/2029 (d)(e)(g)                                               743
                            -----------------------------------------------------------------------------------------------------
                              8,240   Lee County, Florida, Transportation Facilities Revenue Bonds (Sanibel Bridges
                                      and Causeway), Series B, 5% due 10/01/2035 (l)                                        8,459
                            -----------------------------------------------------------------------------------------------------
                              1,605   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2027 (h)        1,714
                            -----------------------------------------------------------------------------------------------------
                              3,425   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (h)        3,633
                            -----------------------------------------------------------------------------------------------------
                                525   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                      Sub-Series 1, 6.25% due 11/01/2028 (d)                                                  530
                            -----------------------------------------------------------------------------------------------------
                              1,330   Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2020 (b)         1,435
                            -----------------------------------------------------------------------------------------------------
                              5,990   Martin County, Florida, Utilities System Revenue Bonds, 5.125%
                                      due 10/01/2033 (a)                                                                    6,219
                            -----------------------------------------------------------------------------------------------------
                              1,630   Miami Beach, Florida, Stormwater Revenue Bonds, 5.75% due 9/01/2016 (h)               1,792
                            -----------------------------------------------------------------------------------------------------
                              1,000   Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2020 (h)               1,065
                            -----------------------------------------------------------------------------------------------------
                              4,400   Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2025 (h)               4,664
                            -----------------------------------------------------------------------------------------------------
                              1,910   Miami Beach, Florida, Stormwater Revenue Bonds, 5.375% due 9/01/2030 (h)              2,032
                            -----------------------------------------------------------------------------------------------------
                              2,690   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.625% due 9/01/2018 (a)         2,933
                            -----------------------------------------------------------------------------------------------------
                             10,600   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)         11,553
                            -----------------------------------------------------------------------------------------------------
                              5,160   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%
                                      due 10/01/2033 (c)                                                                    5,219
                            -----------------------------------------------------------------------------------------------------
                              4,390   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5.125%
                                      due 10/01/2035 (c)                                                                    4,474
                            -----------------------------------------------------------------------------------------------------
                              6,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                                      Airport), AMT, Series A, 6% due 10/01/2024 (h)                                        6,517
                            -----------------------------------------------------------------------------------------------------
                             10,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                                      Airport), AMT, Series A, 6% due 10/01/2029 (h)                                       10,862
                            -----------------------------------------------------------------------------------------------------
                             18,265   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                      International Airport), AMT, Series A, 5% due 10/01/2038 (l)                         18,433
                            -----------------------------------------------------------------------------------------------------
                              1,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds,
                                      Series A, 5.50% due 4/01/2019 (a)                                                     1,079
                            -----------------------------------------------------------------------------------------------------
                             19,425   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds,
                                      Series A, 6% due 4/01/2023 (a)                                                       21,342
                            -----------------------------------------------------------------------------------------------------
                              5,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                      (University of Miami), Series A, 5.75% due 4/01/2029 (a)                              5,419
                            -----------------------------------------------------------------------------------------------------
                              8,995   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                      Series B, 5.25% due 7/01/2027 (h)                                                     9,576
                            -----------------------------------------------------------------------------------------------------
                             11,375   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                      Series B, 5% due 7/01/2033 (h)                                                       11,711
                            -----------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $12,250   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
                                      Refunding Bonds, 5.125% due 7/01/2025 (h)                                         $  12,881
                            -----------------------------------------------------------------------------------------------------
                              8,250   Miami-Dade County, Florida, GO (Building Better Communities Program),
                                      5% due 7/01/2030 (h)                                                                  8,568
                            -----------------------------------------------------------------------------------------------------
                              7,000   Miami-Dade County, Florida, GO (Building Better Communities Program),
                                      5% due 7/01/2035 (h)                                                                  7,237
                            -----------------------------------------------------------------------------------------------------
                              6,705   Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)                 7,334
                            -----------------------------------------------------------------------------------------------------
                              2,185   Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa
                                      Apartments Project), AMT, Series 2A, 6% due 8/01/2026 (c)                             2,316
                            -----------------------------------------------------------------------------------------------------
                              5,100   Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT,
                                      6% due 10/15/2019 (a)                                                                 5,514
                            -----------------------------------------------------------------------------------------------------
                              3,280   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
                                      Series A, 5.25% due 10/01/2020 (a)                                                    3,518
                            -----------------------------------------------------------------------------------------------------
                             10,890   Miami-Dade County, Florida, Public Facilities Revenue Bonds (Jackson Health
                                      System), Series A, 5% due 6/01/2028 (b)                                              11,188
                            -----------------------------------------------------------------------------------------------------
                              2,945   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%
                                      due 10/01/2015 (c)                                                                    3,214
                            -----------------------------------------------------------------------------------------------------
                              3,105   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%
                                      due 10/01/2016 (c)                                                                    3,375
                            -----------------------------------------------------------------------------------------------------
                              8,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%
                                      due 10/01/2030 (b)                                                                    9,406
                            -----------------------------------------------------------------------------------------------------
                              1,035   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                                      due 5/01/2016 (b)                                                                     1,136
                            -----------------------------------------------------------------------------------------------------
                              1,095   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                                      due 5/01/2017 (b)                                                                     1,199
                            -----------------------------------------------------------------------------------------------------
                              1,155   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                                      due 5/01/2018 (b)                                                                     1,265
                            -----------------------------------------------------------------------------------------------------
                              1,225   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                                      due 5/01/2019 (b)                                                                     1,341
                            -----------------------------------------------------------------------------------------------------
                              5,175   Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125%
                                      due 9/01/2033 (b)                                                                     5,371
                            -----------------------------------------------------------------------------------------------------
                                  5   Orange County, Florida, HFA, Homeowner Revenue Refunding Bonds, AMT,
                                      Series B-1, 6.20% due 9/01/2029 (d)(g)                                                    5
                            -----------------------------------------------------------------------------------------------------
                              2,375   Orange County, Florida, HFA, M/F Housing Revenue Bonds, Series A, 6.40%
                                      due 1/01/2031 (b)                                                                     2,468
                            -----------------------------------------------------------------------------------------------------
                              1,275   Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85%
                                      due 10/01/2027 (d)(g)                                                                 1,289
                            -----------------------------------------------------------------------------------------------------
                              2,900   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                      (Adventist Health System), 6.25% due 11/15/2024                                       3,200
                            -----------------------------------------------------------------------------------------------------
                              9,220   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                      (Orlando Regional Healthcare), 6% due 12/01/2029                                      9,888
                            -----------------------------------------------------------------------------------------------------
                              5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                      (Orlando Regional Healthcare), Series A, 6.25% due 10/01/2018 (b)                     5,948
                            -----------------------------------------------------------------------------------------------------
                              1,300   Orange County, Florida, School Board COP, 5.50% due 8/01/2025 (a)                     1,396
                            -----------------------------------------------------------------------------------------------------
                             31,745   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.75%
                                      due 10/01/2009 (a)(j)                                                                34,322
                            -----------------------------------------------------------------------------------------------------
                             27,075   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50%
                                      due 10/01/2032 (a)                                                                   29,060
                            -----------------------------------------------------------------------------------------------------
                              3,250   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                      Series B, 5% due 7/01/2030 (a)                                                        3,353
                            -----------------------------------------------------------------------------------------------------
                             28,700   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                      Series B, 5% due 7/01/2035 (a)                                                       29,464
                            -----------------------------------------------------------------------------------------------------
                              3,155   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                                      5.375% due 10/01/2018 (a)                                                             3,418
                            -----------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $ 7,680   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                                      5.25% due 10/01/2025 (a)                                                          $   8,169
                            -----------------------------------------------------------------------------------------------------
                              2,065   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2016 (h)            2,268
                            -----------------------------------------------------------------------------------------------------
                              1,605   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2017 (h)            1,759
                            -----------------------------------------------------------------------------------------------------
                              1,075   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2018 (h)            1,178
                            -----------------------------------------------------------------------------------------------------
                              4,240   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)         4,474
                            -----------------------------------------------------------------------------------------------------
                              5,560   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                                      5.50% due 10/01/2027 (h)                                                              5,996
                            -----------------------------------------------------------------------------------------------------
                              1,715   Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series A,
                                      5% due 10/01/2025 (h)                                                                 1,798
                            -----------------------------------------------------------------------------------------------------
                              4,605   Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B,
                                      5.75% due 8/01/2016 (b)                                                               4,993
                            -----------------------------------------------------------------------------------------------------
                              5,330   Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B, 5.75%
                                      due 8/01/2018 (b)                                                                     5,769
                            -----------------------------------------------------------------------------------------------------
                              2,665   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention
                                      Center Project), 5.625% due 11/01/2011 (h)(j)                                         2,943
                            -----------------------------------------------------------------------------------------------------
                              2,835   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention
                                      Center Project), 5.625% due 11/01/2011 (h)(j)                                         3,131
                            -----------------------------------------------------------------------------------------------------
                              6,115   Palm Beach County, Florida, School Board COP, Refunding, Series B, 5.375%
                                      due 8/01/2017 (a)                                                                     6,599
                            -----------------------------------------------------------------------------------------------------
                              5,070   Palm Beach County, Florida, School Board, COP, Series A, 6%
                                      due 8/01/2010 (h)(j)                                                                  5,650
                            -----------------------------------------------------------------------------------------------------
                             13,205   Palm Beach County, Florida, School Board, COP, Series A, 6.25%
                                      due 8/01/2010 (h)(j)                                                                 14,856
                            -----------------------------------------------------------------------------------------------------
                              4,000   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (b)              4,133
                            -----------------------------------------------------------------------------------------------------
                              3,000   Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25%
                                      due 10/01/2022 (b)                                                                    3,255
                            -----------------------------------------------------------------------------------------------------
                              2,070   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5%
                                      due 10/01/2034 (a)                                                                    2,136
                            -----------------------------------------------------------------------------------------------------
                              3,195   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (b)          3,346
                            -----------------------------------------------------------------------------------------------------
                              4,940   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (b)          5,105
                            -----------------------------------------------------------------------------------------------------
                              9,885   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50%
                                      due 1/01/2025 (c)                                                                    10,612
                            -----------------------------------------------------------------------------------------------------
                              9,645   Pompano Beach, Florida, Water and Sewer Revenue Bonds, 6% due 7/01/2020 (h)          10,112
                            -----------------------------------------------------------------------------------------------------
                              3,000   Port St. Lucie, Florida, GO, 5% due 7/01/2032 (b)                                     3,105
                            -----------------------------------------------------------------------------------------------------
                              1,280   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2026 (b)               1,370
                            -----------------------------------------------------------------------------------------------------
                              1,345   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2027 (b)               1,435
                            -----------------------------------------------------------------------------------------------------
                              1,275   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                                      5.50% due 9/01/2015 (b)                                                               1,401
                            -----------------------------------------------------------------------------------------------------
                              1,345   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                                      5.50% due 9/01/2016 (b)                                                               1,463
                            -----------------------------------------------------------------------------------------------------
                              1,420   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                                      5.50% due 9/01/2017 (b)                                                               1,541
                            -----------------------------------------------------------------------------------------------------
                              1,500   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                                      5.50% due 9/01/2018 (b)                                                               1,628
                            -----------------------------------------------------------------------------------------------------
                              1,375   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25%
                                      due 10/01/2028 (a)                                                                    1,467
                            -----------------------------------------------------------------------------------------------------
                              1,355   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25%
                                      due 10/01/2031 (a)                                                                    1,441
                            -----------------------------------------------------------------------------------------------------
                              2,000   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25%
                                      due 10/01/2034 (a)                                                                    2,122
                            -----------------------------------------------------------------------------------------------------
                              1,430   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series B, 5.25%
                                      due 10/01/2027 (a)                                                                    1,527
                            -----------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $   840   Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series B, 5.25%
                                      due 10/01/2032 (a)                                                                $     892
                            -----------------------------------------------------------------------------------------------------
                              3,500   Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%
                                      due 10/01/2032 (a)                                                                    3,635
                            -----------------------------------------------------------------------------------------------------
                              4,055   Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010 (c)(j)            4,556
                            -----------------------------------------------------------------------------------------------------
                              1,495   Saint Lucie County, Florida, School Board COP, Refunding, Series A, 5.50%
                                      due 7/01/2018 (c)                                                                     1,620
                            -----------------------------------------------------------------------------------------------------
                              1,170   Saint Lucie County, Florida, School Board COP, Refunding, Series C, 5.50%
                                      due 7/01/2018 (c)                                                                     1,268
                            -----------------------------------------------------------------------------------------------------
                              1,720   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25%
                                      due 10/01/2034 (b)                                                                    1,834
                            -----------------------------------------------------------------------------------------------------
                              4,750   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5%
                                      due 10/01/2038 (b)                                                                    4,899
                            -----------------------------------------------------------------------------------------------------
                              3,250   Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds,
                                      Senior Lien, 6% due 10/01/2022 (b)                                                    3,626
                            -----------------------------------------------------------------------------------------------------
                              3,000   Seminole County, Florida, Sales Tax Revenue Bonds, Series A, 5%
                                      due 10/01/2031 (b)                                                                    3,111
                            -----------------------------------------------------------------------------------------------------
                              1,750   South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                      Hospital Inc.), 5.80% due 10/01/2034                                                  1,815
                            -----------------------------------------------------------------------------------------------------
                              2,250   Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20%
                                      due 10/01/2022 (a)                                                                    2,468
                            -----------------------------------------------------------------------------------------------------
                              2,430   Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO,
                                      5.25% due 8/01/2024 (a)                                                               2,517
                            -----------------------------------------------------------------------------------------------------
                              8,200   Tallahassee, Florida, Energy System Revenue Bonds, 5% due 10/01/2035 (b)              8,450
                            -----------------------------------------------------------------------------------------------------
                              2,800   Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                                      Series A, 5.25% due 8/01/2023 (b)                                                     2,918
                            -----------------------------------------------------------------------------------------------------
                              1,000   Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                                      Series A, 5.375% due 8/01/2026 (b)                                                    1,063
                            -----------------------------------------------------------------------------------------------------
                             30,335   Tampa Bay, Florida, Water Utility System Revenue Bonds, 6%
                                      due 10/01/2011 (h)(j)                                                                34,050
                            -----------------------------------------------------------------------------------------------------
                             14,750   Tampa, Florida, Sports Authority Revenue Bonds (Local Option Sales
                                      Tax-Stadium Project), 5.25% due 1/01/2007 (b)(j)                                     15,208
                            -----------------------------------------------------------------------------------------------------
                              3,835   Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)             4,251
                            -----------------------------------------------------------------------------------------------------
                              1,700   University of Central Florida, COP (UCF Convocation Center), Series A, 5%
                                      due 10/01/2035 (h)                                                                    1,752
                            -----------------------------------------------------------------------------------------------------
                              1,745   University of Central Florida (UCF) Athletics Association Inc., COP,
                                      Series A, 5% due 10/01/2026 (h)                                                       1,816
                            -----------------------------------------------------------------------------------------------------
                              1,125   University of Central Florida (UCF) Athletics Association Inc., COP,
                                      Series A, 5% due 10/01/2030 (h)                                                       1,164
                            -----------------------------------------------------------------------------------------------------
                              8,935   University of Central Florida (UCF) Athletics Association Inc., COP,
                                      Series A, 5.25% due 10/01/2034 (h)                                                    9,412
                            -----------------------------------------------------------------------------------------------------
                              4,155   Village Center Community Development District, Florida, Recreational Revenue
                                      Bonds, Series A, 5% due 11/01/2032 (b)                                                4,265
                            -----------------------------------------------------------------------------------------------------
                             10,775   Village Center Community Development District, Florida, Recreational Revenue
                                      Bonds, Series A, 5.375% due 11/01/2034 (b)                                           11,594
                            -----------------------------------------------------------------------------------------------------
                              1,750   Village Center Community Development District, Florida, Recreational Revenue
                                      Bonds, Series A, 5.125% due 11/01/2036 (b)                                            1,824
                            -----------------------------------------------------------------------------------------------------
                              3,000   Village Center Community Development District, Florida, Utility Revenue
                                      Bonds, 5.25% due 10/01/2023 (b)                                                       3,224
                            -----------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

                              Face
                             Amount   Municipal Bonds                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                            $ 2,075   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                                      University Project), Series A, 5% due 6/01/2025 (l)                               $   2,172
                            -----------------------------------------------------------------------------------------------------
                              1,740   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                                      University Project), Series A, 5% due 6/01/2035 (l)                                   1,798
                            -----------------------------------------------------------------------------------------------------
                              9,450   Winter Haven, Florida, Utility System Revenue Refunding and Improvement
                                      Bonds, 5% due 10/01/2035 (b)                                                          9,776
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.4%   2,050   Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                                      Bonds, AMT, Series A, 5.25% due 10/01/2032 (h)                                        2,100
---------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.7%            4,000   Jackson, Mississippi, Municipal Airport Authority, Airport Revenue Refunding
                                      Bonds, Series A, 5% due 10/01/2031 (a)                                                4,097
---------------------------------------------------------------------------------------------------------------------------------
Texas - 1.7%                  9,350   San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract
                                      Revenue Empowerment Zone Bonds, AMT, Series A, 5% due 7/15/2034 (a)                   9,440
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.0%            2,385   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                      Revenue Bonds, Series G, 5% due 7/01/2042                                             2,338
                            -----------------------------------------------------------------------------------------------------
                              1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2027          1,000
                            -----------------------------------------------------------------------------------------------------
                              2,700   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034          2,674
                            -----------------------------------------------------------------------------------------------------
                              2,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034 (l)      2,060
                            -----------------------------------------------------------------------------------------------------
                              2,725   Puerto Rico Industrial Tourist, Educational, Medical and Environmental
                                      Control Facilities Revenue Bonds (University Plaza Project), Series A,
                                      5.625% due 7/01/2019 (b)                                                              2,950
---------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments (Cost - $876,380*) - 164.7%                                       917,860

                                      Other Assets Less Liabilities - 0.5%                                                  2,722

                                      Preferred Shares, at Redemption Value - (65.2%)                                    (363,348)
                                                                                                                        ---------
                                      Net Assets Applicable to Common Shares - 100.0%                                   $ 557,234
                                                                                                                        =========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 877,123
                                                                      =========
      Gross unrealized appreciation                                   $  42,856
      Gross unrealized depreciation                                      (2,119)
                                                                      ---------
      Net unrealized appreciation                                     $  40,737
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(g)   FNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.

MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2005                   (in Thousands)

(k)   Radian Insured.
(l)   CIFG Insured.

      Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      =============================================================================================================
                                                                                           Net           Dividend
      Affiliate                                                                          Activity         Income
      =============================================================================================================
      Merrill Lynch Institutional Tax-Exempt Fund                                        (2,535)            $53
      =============================================================================================================
      Forward interest rate swaps outstanding as of November 30, 2005 were as follows:
      =============================================================================================================

                                                                                         Notional       Unrealized
                                                                                          Amount       Appreciation
      =============================================================================================================
      Pay a fixed rate of 3.852% and receive a floating rate based on 1-week USD
      Bond Market Association Swap Index Rate

      Broker, JPMorgan Chase Bank
      Expires January 2016                                                               $65,000            $47
      =============================================================================================================

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings Florida Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: January 25, 2006